Other income and expenses (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Finance expenses	$ (356,774,380)	$ (135,316,228)	$ (108,067,187)
Net Foreign Exchange Differences
Statement [Line Items]
Finance expenses	(328,248,363)	(113,168,225)	(74,994,391)
Bank Commissions for Loans and Others
Statement [Line Items]
Finance expenses	(2,808,234)	(2,498,682)	(4,491,538)
Interest on loans
Statement [Line Items]
Finance expenses	25,504,640	(19,648,546)	(28,577,690)
Others
Statement [Line Items]
Finance expenses	$ (213,143)	$ (775)	$ (3,568)